Segment Information	12 Months Ended
Mar. 31, 2022
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 22 — SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. Based on the management approach as defined in IFRS 8, the Chief Operating Decision Maker evaluates the Group’s performance based on two segments i.e. Cable Services and Telemedicine Services.

The Group has only two reportable segments:

a.	Cable Business

b.	Telemedicine Services

A. Information about Primary Segments

						(In USD)
	Cable business		Telemedicine Services		Total
Particulars	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
Revenue

External revenue	—	1,559,554	50,630	341,433	50,630	1,900,987
Other income	14,392,091	14,648,473	159,712	—	14,552,533	14,648,473
Intersegment revenue
Total	14,392,091	16,208,027	211,072	341,433	14,603,163	16,549,460

Segment result	2,192,004	2,257,530	(51,868)	57,477	2,140,136	2,315,007
Unallocated corporate expenses	—	—	—	—	(3,122,484)	(286,023)
Less: Interest and finance charges	(593,740)	(270,000)	—	—	(593,740)	(270,000)
Add : Interest income	—	8,524	—	—	—	8,524
Add: Unallocated exceptional items gain/ (loss)	—	—	—	—	—	—
Add: Unallocated other income	—	—	—	—	1,753,589	—

Profit/(loss) before tax for the year	1,598,264	1,996,054	(51,868)	57,477	176,911	1,767,508

	Cable business		Telemedicine services		Total
Other Information	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
Segment assets	86,291,186	84,958,807	236,109	253,434	86,527,295	85,212,241
Unallocated corporate assets	—	—	—	—	301,622	1,000
Total assets	86,291,186	84,958,807	236,109	253,434	86,828,917	85,213,241
Segment liabilities	72,523,353	72,843,407	—	125,458	72,523,353	72,968,865
Unallocated corporate liabilities		—	—	—	2,096,790	491,781
Total liabilities	72,523,353	72,843,407	—	125,458	74,620,143	73,460,646

	Cable business		Telemedicine Services		Total
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
Capital expenditure on:
Tangible assets	—	1,205,396	—	—	—	1,205,396
Intangible assets	59,227,749	59,539,458	228,500	68,500	59,456,249	59,607,958
Depreciation expense*	—	240,164	—	—	—	240,164
Amortisation expense*	11,894,518	11,931,668	—	—	11,894,518	11,931,668

*	Note: Excluding unallocated depreciation and amortisation.

B. Additional information by geographies

a) Revenue as per Geographical Markets:

Segment	Domestic		Overseas
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021

Cable business	14,392,091	16,208,027	—	—
Telemedicine Services	210,342	341,433	—	—
Total	14,602,433	16,549,460	—	—

b) Long Lived Assets (non-current assets) as per geographical markets:

Segment	Domestic		Overseas
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
Cable business	35,197,591	48,377,133	—	—
Telemedicine Services	228,500	68,500	—	—
Unallocated	—	—	—	—
Total	35,426,091	48,445,633	—	—

c) Revenue as per Customers (more than 10% of revenue):

Segment	Domestic		Overseas
	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2022	For the year ended March 31, 2021
Cable business	14,392,091	14,648,473	—	—
Telemedicine Services	—	—	—	—
Total	14,392,091	14,648,473	—	—